SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Summary of common stock reflected in the balance sheets are reconciled
At June 30, 2022 and December 31, 2021, the Class A common stock reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$228,078,680
Less:
Proceeds allocated to Public Warrants	(12,492,109)
Class A common stock issuance costs	(12,318,960)
Add:
Adjustment of carrying value to initial redemption value	28,232,249

Class A common stock subject to possible redemption, December 31, 2021	$231,499,860
Add:
Adjustment of carrying value to redemption value	—

Class A common stock subject to possible redemption, March 31, 2022	231,499,860
Add:
Adjustment of carrying value to redemption value	34,916

Class A common stock subject to possible redemption, June 30, 2022	$231,534,776

At December 31, 2021, the Class A common stock reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$228,078,680
Less:
Proceeds Allocated to Public Warrants	(12,492,109)
Class A common stock issuance costs	(12,318,960)
Add:
Adjustment of carrying value to initial redemption value	28,232,249

Class A common stock subject to possible redemption	$231,499,860

Summary of Basic and Diluted Net Income (Loss) per Ordinary Share
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2022		Three Months Ended June 30, 2021		Six Months Ended June 30, 2022		For the Period from January 5, 2021 (Inception) Through June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income, as adjusted	$(449,183)	$(112,296)	$—	$1	$(1,393,078)	$(348,269)	$—	$(999)
Denominator:
Basic and diluted weighted average shares outstanding	22,807,868	5,701,967	—	5,000,000	22,807,868	5,701,967	—	5,000,000

Basic and diluted net (loss) income per ordinary share	$(0.02)	$(0.02)	$—	$0.00	$(0.06)	$(0.06)	$—	$(0.00)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Period from January 5, 2021 (Inception) Through December 31, 2021
	Class A	Class B

Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(1,277,850)	$(676,241)
Denominator:
Basic and diluted weighted average shares outstanding	10,024,409	5,304,936

Basic and diluted net loss per ordinary share	$(0.13)	$(0.13)

Branded Online Inc dba Nogin [Member]
Summary of common stock reflected in the balance sheets are reconciled	The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets
Inventory	$2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,266
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375
The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets
Inventory	$2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,266
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375

Summary of Basic and Diluted Net Income (Loss) per Ordinary Share	The following table presents the Company’s basic and diluted net income (loss) per share:

	Six Months ended June 30,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Basic EPS
Net income (loss)	$(20,915)	$2,325
Less: Undistributed earnings attributable to participating securities	—	(645)

Net income (loss) attributable to common stockholders-basic	$(20,915)	$1,680

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358

Net income (loss) per share attributable to common stock-basic	$(2.29)	$0.18

	Six Months ended June 30,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted	$(20,915)	$1,680
Denominator: Diluted EPS
Weighted average shares of common stock outstanding-diluted	9,129,358	9,129,358
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	167,367
Warrants to purchase shares of common stock	—	92,485

Weighted average shares of common stock outstanding-diluted	9,129,358	9,389,210

Net income (loss) per share attributable to common stock-diluted	$(2.29)	$0.18

The following table presents the Company’s basic and diluted net loss per share:

	Twelve Months ended December 31,
(In thousands, except share and per share amounts)	2021	2020	2019
Numerator: Basic EPS
Net loss	$(65)	$(1,140)	$—
Less: Undistributed earnings attributable to participating securities	—	—	—

Net loss attributable to common stockholders-basic	$(65)	$(1,140)	$—

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358	9,130,726

Net loss per share attributable to common stock-basic	$(0.01)	$(0.12)	$—

Numerator: Diluted EPS
Net loss attributable to common stockholders-basic	$(65)	$(1,140)	$—
Denominator: Diluted EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358	9,130,726
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	—	—
Warrants to purchase shares of common stock	—	—	—

Weighted average shares of common stock outstanding-diluted	9,129,358	9,129,358	9,130,276
Net loss per share attributable to common stock-diluted	$(0.01)	$(0.12)	$—

Summary of reserve for credit losses
The reserve for credit losses as of December 31, 2021 and 2020, consisted of the following (in thousands):

	As of December 31,
	2021	2020
Balance at beginning of period	$428	$379
Additions to allowance for credit losses	433	437
Cash receipts	—	—
Write-offs	(455)	(388)

Balance at end of period	$406	$428

Summary of estimated useful life of property and equipment

Estimated Useful Life (Years)
Furniture and fixtures	5
Computer equipment and software	3 to 7
Leasehold Improvement	Lesser of economic useful life (typically 10 years) or original lease term

Summary of reserve for returns
The reserve for returns as of December 31, 2021 and 2020, consisted of the following (in thousands):

	As of December 31,
	2021	2020
Balance at beginning of period	$598	$350
Additions to the reserve	1,559	598
Deductions from the reserve	(318)	(350)

Balance at end of period	$1,839	$598